15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of Geographic information

	Years ended
	December 31, 2023	December 31, 2022
Non-current assets
Portugal	$210,740	$213,934
Finland	513,363	540,932
	$724,103	$754,866

	Years ended
	December 31, 2023	December 31, 2022
Mineral exploration expenses
Portugal	$27,561	$25,651
Kosovo	38,931	46,678
	$66,492	$72,329